Disclosure - Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of transaction charts of contract asset (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets
Beginning of period	R$ 600,541	R$ 227,260
Additions	888,939	819,567
Disposals		(9,691)
Transfer to concession rights and customer relationships	(793,542)	(436,595)
End of period	R$ 695,938	R$ 600,541